INCOME TAX (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
INCOME TAX
Loss before income taxes	$ (92,834)	$ (101,387)	$ (398,431)	$ (578,231)
Statutory income tax rate	24.00%	24.00%	24.00%	24.00%
Income tax expense at statutory rate	$ (22,280)	$ (24,333)	$ (95,623)	$ (138,775)
Non-deductible items	3,293	14,227	50,953	47,265
Operating losses unable to carried forward	(10)	1,615	2,954	1,017
Valuation allowance	18,997	8,491	41,716	90,493
Income tax expense	$ 0	$ 0	$ 0	$ 0